Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,490,488.51

Principal:
Principal Collections	$18,224,068.92
Prepayments in Full	$7,906,264.25
Liquidation Proceeds	$513,027.31
Recoveries	$60,981.53
Sub Total	$26,704,342.01
Collections	$28,194,830.52

Purchase Amounts:
Purchase Amounts Related to Principal	$474,648.56
Purchase Amounts Related to Interest	$1,785.14
Sub Total	$476,433.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,671,264.22

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,671,264.22
Servicing Fee	$464,836.77	$464,836.77	$0.00	$0.00	$28,206,427.45
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,206,427.45
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,206,427.45
Interest - Class A-3 Notes	$274,308.15	$274,308.15	$0.00	$0.00	$27,932,119.30
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$27,794,956.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,794,956.30
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$27,717,223.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,717,223.38
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$27,660,397.38
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,660,397.38
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$27,588,049.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,588,049.46
Regular Principal Payment	$25,883,369.70	$25,883,369.70	$0.00	$0.00	$1,704,679.76
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,704,679.76
Residual Released to Depositor	$0.00	$1,704,679.76	$0.00	$0.00	$0.00
Total		$28,671,264.22

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$25,883,369.70
Total					$25,883,369.70
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,883,369.70	$51.32	$274,308.15	$0.54	$26,157,677.85	$51.86
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$25,883,369.70	$16.08	$618,377.99	$0.38	$26,501,747.69	$16.46

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$310,537,532.94	0.6156573	$284,654,163.24	0.5643421
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$526,537,532.94	0.3270623	$500,654,163.24	0.3109846

Pool Information
Weighted Average APR	3.319%	3.315%
Weighted Average Remaining Term	34.78	33.99
Number of Receivables Outstanding	39,592	38,552
Pool Balance	$557,804,128.39	$530,153,914.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$526,537,532.94	$500,654,163.24
Pool Factor	0.3333029	0.3167811

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$29,499,751.67
Targeted Overcollateralization Amount	$29,499,751.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$29,499,751.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		132	$532,204.44
(Recoveries)		102	$60,981.53
Net Loss for Current Collection Period			$471,222.91
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0137%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4187%
Second Prior Collection Period			0.9061%
Prior Collection Period			0.5462%
Current Collection Period			1.0395%
Four Month Average (Current and Prior Three Collection Periods)			0.7276%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,954	$9,604,650.28
(Cumulative Recoveries)			$1,030,219.31
Cumulative Net Loss for All Collection Periods			$8,574,430.97
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5123%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,429.10
Average Net Loss for Receivables that have experienced a Realized Loss			$2,168.55

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.74%	531	$9,230,001.60
61-90 Days Delinquent	0.22%	56	$1,144,630.53
91-120 Days Delinquent	0.07%	16	$383,289.29
Over 120 Days Delinquent	0.12%	34	$646,250.25
Total Delinquent Receivables	2.15%	637	$11,404,171.67

Repossession Inventory:
Repossessed in the Current Collection Period		30	$649,457.49
Total Repossessed Inventory		62	$1,305,456.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2759%
Prior Collection Period			0.3006%
Current Collection Period			0.2750%
Three Month Average			0.2838%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	26

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer